Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000253898 | ReNew Energy Global PLC8853442
Holdings [Line Items]
Percent of Total Investments	6.40%
C000253898 | Clearway Energy Inc8853427
Holdings [Line Items]
Percent of Total Investments	5.40%
C000253898 | Dominion Energy Inc8853431
Holdings [Line Items]
Percent of Total Investments	5.40%
C000253898 | EDP Renovaveis SA8853417
Holdings [Line Items]
Percent of Total Investments	5.30%
C000253898 | Constellation Energy Corp8853430
Holdings [Line Items]
Percent of Total Investments	5.00%
C000253898 | BKW AG8853389
Holdings [Line Items]
Percent of Total Investments	4.90%
C000253898 | ERG SPA8853411
Holdings [Line Items]
Percent of Total Investments	4.90%
C000253898 | NextEra Energy Inc8853435
Holdings [Line Items]
Percent of Total Investments	4.70%
C000253898 | Enel SPA8853408
Holdings [Line Items]
Percent of Total Investments	4.50%
C000253898 | Avista Corp8853426
Holdings [Line Items]
Percent of Total Investments	4.10%
C000253898 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253898 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253898 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253898 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253898 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253898 | China
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253898 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000253898 | India
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000253898 | Spain
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253898 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253898 | Italy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253898 | United States
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000253897 | ReNew Energy Global PLC8853442
Holdings [Line Items]
Percent of Total Investments	6.40%
C000253897 | Clearway Energy Inc8853427
Holdings [Line Items]
Percent of Total Investments	5.40%
C000253897 | Dominion Energy Inc8853431
Holdings [Line Items]
Percent of Total Investments	5.40%
C000253897 | EDP Renovaveis SA8853417
Holdings [Line Items]
Percent of Total Investments	5.30%
C000253897 | Constellation Energy Corp8853430
Holdings [Line Items]
Percent of Total Investments	5.00%
C000253897 | BKW AG8853389
Holdings [Line Items]
Percent of Total Investments	4.90%
C000253897 | ERG SPA8853411
Holdings [Line Items]
Percent of Total Investments	4.90%
C000253897 | NextEra Energy Inc8853435
Holdings [Line Items]
Percent of Total Investments	4.70%
C000253897 | Enel SPA8853408
Holdings [Line Items]
Percent of Total Investments	4.50%
C000253897 | Avista Corp8853426
Holdings [Line Items]
Percent of Total Investments	4.10%
C000253897 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253897 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253897 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253897 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253897 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253897 | China
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253897 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000253897 | India
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000253897 | Spain
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253897 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253897 | Italy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253897 | United States
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000174122 | Samsung Electronics8853530
Holdings [Line Items]
Percent of Total Investments	6.80%
C000174122 | Kuaishou Technology8853493
Holdings [Line Items]
Percent of Total Investments	4.60%
C000174122 | Tencent Holdings8853501
Holdings [Line Items]
Percent of Total Investments	4.40%
C000174122 | Alibaba Group Holding8853480
Holdings [Line Items]
Percent of Total Investments	3.90%
C000174122 | Taiwan Semiconductor Manufacturing8853549
Holdings [Line Items]
Percent of Total Investments	3.50%
C000174122 | MediaTek8853546
Holdings [Line Items]
Percent of Total Investments	3.00%
C000174122 | Ningbo Tuopu Group8853471
Holdings [Line Items]
Percent of Total Investments	2.90%
C000174122 | Horizon Robotics8853490
Holdings [Line Items]
Percent of Total Investments	2.70%
C000174122 | KB Financial Group8853526
Holdings [Line Items]
Percent of Total Investments	2.60%
C000174122 | First Quantum Minerals8853461
Holdings [Line Items]
Percent of Total Investments	2.50%
C000174122 | China
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000174122 | India
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000174122 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174122 | Congo, The Democratic Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174122 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174122 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174122 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174122 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174122 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000174122 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000174122 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000174122 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000174121 | Samsung Electronics8853530
Holdings [Line Items]
Percent of Total Investments	6.80%
C000174121 | Kuaishou Technology8853493
Holdings [Line Items]
Percent of Total Investments	4.60%
C000174121 | Tencent Holdings8853501
Holdings [Line Items]
Percent of Total Investments	4.40%
C000174121 | Alibaba Group Holding8853480
Holdings [Line Items]
Percent of Total Investments	3.90%
C000174121 | Taiwan Semiconductor Manufacturing8853549
Holdings [Line Items]
Percent of Total Investments	3.50%
C000174121 | MediaTek8853546
Holdings [Line Items]
Percent of Total Investments	3.00%
C000174121 | Ningbo Tuopu Group8853471
Holdings [Line Items]
Percent of Total Investments	2.90%
C000174121 | Horizon Robotics8853490
Holdings [Line Items]
Percent of Total Investments	2.70%
C000174121 | KB Financial Group8853526
Holdings [Line Items]
Percent of Total Investments	2.60%
C000174121 | First Quantum Minerals8853461
Holdings [Line Items]
Percent of Total Investments	2.50%
C000174121 | China
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000174121 | India
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000174121 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174121 | Congo, The Democratic Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174121 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174121 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174121 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174121 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174121 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000174121 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000174121 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000174121 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.80%